Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions
23	PROVISIONS

As of December 31, this item includes:

	Total		Current		Not current
	2017	2018	2017	2018	2017	2018
Legal contingencies	23,364	84,728	12,220	6,049	11,144	78,679
Contingent liabilities from the acquisition of Morelco	4,224	4,039	—	—	4,224	4,039
Contingent liabilities from the acquisition of Coasin and Vial yVives - DSD	1,839	459	—	—	1,839	459
Contingent liabilities from the acquisition of Adexus	1,186	—	1,186	—	—	—
Provision for well closure (Note 5.1 d)	16,804	20,382	97	148	16,707	20,234

	47,417	109,608	13,503	6,197	33,914	103,411

As of December 31, 2018, legal contingencies correspond mainly to the present value of the estimated provision of S/73.5 million (approximately US$22.3 million), related to the contingency described in Note 1 c-4). (As of December 31, 2017, they correspond mainly to provisions for labor liabilities and tax claims of S/19.3 million).

Legal contingencies also include proceedings brought against the Group by the Peruvian energy regulator (OSINERGMIN), related to the storage of hydrocarbons and applicable environmental laws and regulations for S/5.3 million (S/5.1 million as of December 31, 2017).

The gross movement of other provisions is as follows:

Other provisions	Legal contingencies	Contingent liabilities resulting from acquisitions	Provision for well closure	Total
At January 1, 2017	15,732	8,125	17,216	41,073
Additions	9,510	—	—	9,510
Reversals of provisions	(235)	(809)	(412)	(1,456)
Payments	(1,680)	—	—	(1,680)
Translation adjustments	37	(67)	—	(30)

At December 31, 2017	23,364	7,249	16,804	47,417

At January 1, 2018	23,364	7,249	16,804	47,417
Additions	75,369	—	3,578	78,947
Reversals of provisions	(4,875)	(1,343)	—	(6,218)
Deconsolidation of subsidiaries	(2,340)	—	—	(2,340)
Reclasification liabilities classified as held for sale	—	(1,093)	—	(1,093)
Payments	(6,615)	—	—	(6,615)
Translation adjustments	(175)	(315)	—	(490)

At December 31, 2018	84,728	4,498	20,382	109,608